1. CORPORATE ORGANIZATION, NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Concentration of Credit Risk

Concentration of Accounts Receivable

At December 31, 2018 and 2017, customers that each accounted for more than 10% of our accounts receivable were as follows:

	2018	2017
Customer A	82%	–
Customer B	–	94%

Concentration of Revenues

For the years ended December 31, 2018 and 2017, customers that each represented more than 10% of our revenues were as follows:

	2018	2017
Customer A	50%	28%
Customer C	–	12%